Leases (Narrative) (Details)	12 Months Ended
Dec. 31, 2024
Truck [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	5 years
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	3 years